Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net Investment Income [Line Items]
Total revenue		¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		506,120	481,432	459,655
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	134,039	33,827	99,268
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 640,159	¥ 515,259	¥ 558,923

[1]	Life insurance related investment income in fiscal 2024, 2025 and 2026 include net unrealized holding gains of ¥43,301 million, ¥2,577 million and ¥48,946 million on equity securities held as of March 31, 2024, 2025 and 2026, respectively.